TRADE AND OTHER PAYABLES: AMOUNTS FALLING DUE AFTER MORE THAN ONE YEAR (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other non-current payables [abstract]
Summary of Trade and Other Payables
The following are included in trade and other payables falling due within one year:

	2025	2024
	£m	£m
Trade payables	10,067	10,637
Deferred income and customer advances[1]	955	1,160
Contingent consideration liabilities	46	57
Deferred consideration liabilities	45	10
Liabilities in respect of put option agreements with vendors	24	1
Fair value of derivatives	4	32
Other payables and accruals[2]	2,268	2,319
	13,409	14,216
Notes
[1]Deferred income and customer advances, that was previously presented separately on the balance sheet, is included within Trade and other payables. The prior year comparative has been re-presented to include deferred income and customer advances
[2]This balance includes media rebates, staff costs, interest payable, indirect taxes payable and other individually not material items
The following are included in trade and other payables falling due after more than one year:

	2025	2024
	£m	£m
Contingent consideration liabilities	20	76
Deferred consideration liabilities	87	—
Liabilities in respect of put option agreements with vendors	58	66
Fair value of derivatives	1	25
Other payables and accruals	42	62
	208	229